Consolidated Statements of Equity - USD ($) $ in Thousands	Total	EirGen Pharma Limited	BioReference Laboratories, Inc.	OPKO Health Europe	OPKO Renal	Transition Therapeutics, Inc.	Common Stock	Common Stock EirGen Pharma Limited	Common Stock BioReference Laboratories, Inc.	Common Stock OPKO Renal	Common Stock Transition Therapeutics, Inc.	Treasury	Treasury OPKO Health Europe	Additional Paid-In Capital	Additional Paid-In Capital EirGen Pharma Limited	Additional Paid-In Capital BioReference Laboratories, Inc.	Additional Paid-In Capital OPKO Health Europe	Additional Paid-In Capital OPKO Renal	Additional Paid-In Capital Transition Therapeutics, Inc.	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Noncontrolling Interests	Xenetic Biosciences, Inc.	Xenetic Biosciences, Inc. Treasury	Xenetic Biosciences, Inc. Additional Paid-In Capital
Beginning balance at Dec. 31, 2014	$ 835,741						$ 4,334					$ (4,051)		$ 1,529,096						$ (12,392)	$ (674,843)	$ (6,403)
Beginning balance, shares (in shares) at Dec. 31, 2014							433,421,677					(1,245,367)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense	26,074													26,074
Exercise of Common Stock options and warrants	25,920						$ 245							25,675
Exercise of Common Stock options, shares (in shares)							24,467,806
Issuance of Common Stock in connection with acquisition	120,299	$ 33,596	$ 950,010		$ 20,112		$ 81	$ 24	$ 766	$ 12				120,218	$ 33,572	$ 949,244		$ 20,100
Issuance of Common Stock in connection with acquisition (in shares)							8,118,062	2,420,487	76,566,147	1,194,337
Issuance of Treasury Stock in connection with Contingent Consideration				$ 1,812									$ 406				$ 1,406
Issuance of Treasury Stock in connection with Contingent Consideration (in shares)													125,000
Net loss attributable to common shareholders	(52,127)																				(52,127)
Deconsolidation of SciVac	6,403																					6,403
Other comprehensive loss	(10,145)																			(10,145)
Ending balance at Dec. 31, 2015	1,957,695						$ 5,462					$ (3,645)		2,705,385						(22,537)	(726,970)	$ 0
Ending balance, shares (in shares) at Dec. 31, 2015							546,188,516					(1,120,367)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense	42,693													42,693
Exercise of Common Stock options and warrants	8,608						$ 33							8,575
Exercise of Common Stock options, shares (in shares)							3,292,753
Issuance of Common Stock in connection with acquisition	$ 583				$ 25,986	$ 58,530	$ 1			$ 26	$ 64			582				$ 25,960	$ 58,466
Issuance of Common Stock in connection with acquisition (in shares)							51,235			2,611,648	6,431,899
Issuance of Treasury Stock in connection with Contingent Consideration				313									$ 127				186
Issuance of Treasury Stock in connection with Contingent Consideration (in shares)													39,145
Issuance of Treasury Stock for investment in Xenetic																							$ 4,856	$ 1,607	$ 3,249
Issuance of Treasury Stock for investment in Xenetic (in shares)	2,611,648																							494,462
Net loss attributable to common shareholders	$ (48,359)																				(48,359)
Other comprehensive loss	(4,472)																			(4,472)
Ending balance at Dec. 31, 2016	2,046,433						$ 5,586					$ (1,911)		2,845,096						(27,009)	(775,329)
Ending balance, shares (in shares) at Dec. 31, 2016							558,576,051					(586,760)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU 2016-09	31,665																				31,665
Equity-based compensation expense	28,307													28,307
Exercise of Common Stock options and warrants	$ 2,132						$ 14							2,118
Exercise of Common Stock options, shares (in shares)	1,298,704						1,447,694
Reclassification of embedded derivatives to equity	$ 13,551													13,551
Issuance of Treasury Stock in connection with Contingent Consideration				$ 304									$ 120				$ 184
Issuance of Treasury Stock in connection with Contingent Consideration (in shares)													36,853
Net loss attributable to common shareholders	(305,250)																				(305,250)
Other comprehensive loss	26,481																			26,481
Ending balance at Dec. 31, 2017	$ 1,843,623						$ 5,600					$ (1,791)		$ 2,889,256						$ (528)	$ (1,048,914)
Ending balance, shares (in shares) at Dec. 31, 2017							560,023,745					(549,907)